Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 18,595
Due from one year to five years	1,191,186
Due from five years to ten years	610,998
Due after ten years	2,109,467
Held-to-maturity debt securities, Amortized cost	3,930,246	¥ 4,165,781
Held-to-maturity debt securities, Fair value:
Due in one year or less	18,649
Due from one year to five years	1,221,061
Due from five years to ten years	614,175
Due after ten years	2,118,170
Held-to-maturity debt securities, Fair value	3,972,055	4,177,894
Available-for-sale debt securities, Fair value:
Due in one year or less	20,830,504
Due from one year to five years	11,185,978
Due from five years to ten years	6,838,352
Due after ten years	6,157,717
Available-for-sale debt securities, Fair value	¥ 45,012,551	¥ 34,200,203